Note 7 - Commitments & Contingencies	33 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Text Block]
NOTE 7 – COMMITMENTS & CONTINGENCIES

Commitments

Operating lease

The Company leases office facilities under non-cancelable operating leases. The Company’s obligations under non-cancelable lease commitments are as follows:

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Commitments

Operating lease

The Company leases office facilities under non-cancelable operating leases.  The Company’s obligations under non-cancelable lease commitments are as follows:

Year ending December 31, 2012	$12,376	2012	$11,669
Total	$12,376	Total	$11,669

Capital lease Minimum lease payments on capital lease obligations are as follows:	Capital lease Minimum lease payments on capital lease obligations are as follows:

Within one year	$131,005	2012	$108,231
	$131,005	2013	87,303
			195,534
		Less: imputed interest	(17,978)

			$177,556

Software development

As discussed in Note 1, the Company has agreed to pay AST a total of $213,000 for modification of the AST products to comply with the requirements of the Canadian Electronic Health Record market, of which $24,000 (2011 - $104,504) was paid in 2012. The remaining balance of $56,496 is due in 2012.

Contingencies

(a) On July 29, 2011, Watt International Inc. (“Watt”) commenced a third party claim against Kallo concerning monies that Kallo allegedly owed to Watt for branding and internet services provided by Watt to Kallo. Watt is seeking damages in the amount of $161,673.67 plus unspecified “special” damage. Management is of the opinion that Watt has charged Kallo for services that Watt did not perform, and that Watt has duplicated charges for work that it performed and intends to defend itself vigorously in the suit. Management has recognized an accrual for the amount of the claim. An estimate could not be made of the unspecified “special” damage and hence no accrual was made thereof.

(b)  On December 20, 2012, Mansfield Communications, Inc. (Mansfield) filed Statement of Claim against Kallo concerning monies allegedly owed by Kallo to Mansfield for media consultancy and communication services provided by Mansfield to Kallo.  Mansfield is seeking damages in the amount of $191,246.11 plus unspecified "special" damage. On January 30, 2013, Kallo filed a Statement of Defense. Management is of the opinion that Mansfield has charge Kallo for service that Mansfield did not perform, and that Mansfield has duplicated charges for work that it performed and intends to defend itself vigorously in the suit.  Management has recognized an accrual for the amount of $161,991.  An estimate could not be made of the unspecified "special" damage and hence no accrual was made thereof.  At this time, management cannot assess the final outcome of this claim.

(c) The Company has calculated the estimated amount of withholding taxes on stock-based compensation based on valuation obtained from a third party. Should the amount payable be different from the estimated amount, the difference will be recorded in the period of payment.

(d)  Included in accrued officers’ salaries is an amount of $65,000 payable to a past officer for settlement of claims which the Company has agreed to pay in 6 installments of $10,000 for the months of October 2012 to March 2013 and a final payment of $5,000 by April 30, 2013. This settlement agreement was a result of an action by the past officer against the Company to recover past compensation due. The Company and the past officer had agreed to settle all the claims in exchange of the Company paying a total of $130,000 (of which $65,000 has been paid by September 30, 2012) and issuing 500,000 restricted shares of its common stock to the past officer. In the event the Company fails to make payment of any of the above installments on time and within 10 business days of the past officer giving written notice to the Company of such failure to make payment, the past officer may declare all unpaid installments as immediately due and payable by written notice to the Company.

Software development

As discussed in Note 1, the Company has agreed to pay AST a total of $213,000 for modification of the AST products to comply with the requirements of the Canadian Electronic Health Record market, of which $104,504 (2010 - $28,000) was paid in 2011. The remaining balance of $80,496 is due in 2012.

Contingencies

A past officer of the Company has entered into an action against the Company to recover compensation due for a minimum of five years for a total amount of $915,765. The claim includes recovery of past compensation for services rendered, as well as future compensation due for a minimum of five years resulting from a breach of contract.

On March 14, 2012, the Company and the past officer have agreed to settle all the claims in exchange of the Company paying a total of $130,000 ($25,000 by March 29, 2012, 10 instalments of $10,000 for the following ten months, $5,000 by February 28, 2013) and issuing 500,000 restricted shares of its common stock to the past officer.

On July 29, 2011, Watt International Inc. (“Watt”) commenced a third party claim against Kallo concerning monies that Kallo allegedly owed to Watt for branding and internet services provided by Watt to Kallo. Watt is seeking damages in the amount of $161,673.67 plus unspecified “special” damage. Management is of the opinion that Watt has charged Kallo for services that Watt did not perform, and that Watt has duplicated charges for work that it performed and intends to defend itself vigorously in the suit. Management has recognized an accrual for the amount of the claim.  An estimate could not be made of the unspecified "special" damage and hence no accrual was made thereof.

Contingent liability

The Company has calculated the estimated amount of withholding taxes on stock-based compensation based on valuation obtained from a third party. Should the amount payable be different from the estimated amount, the difference will be recorded in the period of payment.